Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2021	2020	2019
Dividends from bank subsidiaries	$2,490	$1,485	$3,209
Dividends from nonbank subsidiaries	1,106	1,199	2,075
Interest revenue from bank subsidiaries	—	—	4
Interest revenue from nonbank subsidiaries	30	53	153
(Loss) on securities held for sale	—	—	(11)
Other revenue	56	50	39
Total revenue	3,682	2,787	5,469
Interest expense (including $6, $30 and $64, to subsidiaries, respectively)	339	520	941
Other expense	153	168	197
Total expense	492	688	1,138
Income before income taxes and equity in undistributed net income of subsidiaries	3,190	2,099	4,331
(Benefit) for income taxes	(92)	(289)	(208)
Equity in undistributed net income:
Bank subsidiaries	282	1,278	(139)
Nonbank subsidiaries	195	(49)	41
Net income	3,759	3,617	4,441
Preferred stock dividends and redemption charge	(207)	(194)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$3,552	$3,423	$4,272

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2021	2020
Assets:
Cash and due from banks	$356	$330
Securities	4	6
Investment in and advances to subsidiaries and associated companies:
Banks	34,721	36,431
Other	37,748	38,064
Subtotal	72,469	74,495
Corporate-owned life insurance	786	782
Other assets	623	202
Total assets	$74,238	$75,815
Liabilities:
Deferred compensation	$435	$417
Affiliate borrowings	3,585	2,176
Other liabilities	1,283	1,866
Long-term debt	25,901	25,555
Total liabilities	31,204	30,014
Shareholders’ equity	43,034	45,801
Total liabilities and shareholders’ equity	$74,238	$75,815

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2021	2020	2019
Operating activities:
Net income	$3,759	$3,617	$4,441
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) loss of subsidiaries	(477)	(1,229)	98
Change in accrued interest receivable	75	(17)	(12)
Change in accrued interest payable	(15)	(26)	(17)
Change in taxes payable (a)	(142)	(281)	331
Other, net	(260)	368	(107)
Net cash provided by operating activities	2,940	2,432	4,734
Investing activities:
Acquisitions of, investments in, and advances to subsidiaries (b)	870	(1,442)	1,495
Net cash provided (used for) by investing activities	870	(1,442)	1,495
Financing activities:
Proceeds from issuance of long-term debt	5,186	2,993	1,745
Repayments of long-term debt	(4,250)	(3,950)	(4,250)
Change in advances from subsidiaries	820	1,195	242
Issuance of common stock	63	58	86
Issuance of preferred stock	1,287	1,567	—
Treasury stock acquired	(4,567)	(989)	(3,327)
Redemption of preferred stock	(1,000)	(583)	—
Cash dividends paid	(1,323)	(1,296)	(1,289)
Net cash (used for) financing activities	(3,784)	(1,005)	(6,793)
Change in cash and due from banks	26	(15)	(564)
Cash and due from banks at beginning of year	330	345	909
Cash and due from banks at end of year	$356	$330	$345
Supplemental disclosures
Interest paid	$354	$546	$958
Income taxes paid	—	3	2
Income taxes refunded	1	—	—
(a)    Includes payments received from subsidiaries for taxes of $21 million in 2021, $736 million in 2020 and $823 million in 2019.
(b)    Includes $10 million of cash outflows, net of $880 million of cash inflows in 2021, $3,715 million of cash outflows, net of $2,273 million of cash inflows in 2020 and $2,139 million of cash outflows, net of $3,634 million of cash inflows in 2019.